Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Derivative Financial Liabilities Changes in Fair Value	Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.
Type of Warrants	Issued	Exercise	Written off	Remaining
December 31, 2025	Units	Units	Units	Units
Series A	2,200,000	1,246,992	(953,008)	-
Series B	2,200,000	1,271,992	(928,008)	-
Exchange Listing	250,000	229,453	(20,547)	-

Type of Warrants	Issued	Exercise	Written off	Remaining
December 31, 2025	US$	US$	US$	US$
Alumni Capital – Convertible notes detachable warrant	2,100,000	-	-	2,100,000
Alumni Capital – ELOC detachable warrant	20,250,000	18,569,495	-	1,680,505

Type of Warrant	Issued	Exercise	Remaining
December 31, 2024
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Exchange Listing	250,000	229,453	20,547

Schedule of Fair Value of the Warrant Liabilities	The significant inputs into the model are shown below.
	December 31, 2024		December 31, 2025
Exchange Listing

Share price	US$	2.26	US$	2.26
Exercise price / warrant	US$	4.00	US$	4.00
Expected volatility		130.14%		130.14%
Dividend yield		Nil		Nil
Expected term (years)		4.24 years		4.24 years
Annual risk-free interest rate		3.918%		3.918%
Series A
	December 31, 2024		December 31, 2025
Series A

Share price	US$	1.08	US$	1.08
Exercise price / warrant	US$	1.25	US$	1.25
Expected volatility		236.94%		236.94%
Dividend yield		Nil		Nil
Expected term (years)		4.00 years		4.00 years
Annual risk-free interest rate		3.918%		3.918%
Series B
	December 31, 2024		December 31, 2025
Series B

Share price	US$	1.08	US$	1.08
Exercise price / warrant	US$	1.25	US$	1.25
Expected volatility		236.94%		236.94%
Dividend yield		Nil		Nil
Expected term (years)		0.5 years		0.5 years
Annual risk-free interest rate		3.918%		3.918%

	December 31, 2025
Alumni Capital – Convertible notes detachable warrant

Share price	US$	0.53
Exercise price / warrant	US$	0.359
Expected volatility		178.65%
Dividend yield		Nil
Expected term (years)		1.00 year
Annual risk-free interest rate		4.15%
	December 31, 2025
Alumni Capital – ELOC detachable warrant

Share price	US$	0.53
Exercise price / warrant	US$	0.57
Expected volatility		178.65%
Dividend yield		Nil
Expected term (years)		1.58 years
Annual risk-free interest rate		4.15%

Schedule of Movement of Fair Value of Warrant Liabilities

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2024	December 31, 2025
	US$	US$

At beginning of the year	439,409	33,305
Additional	-	2,758,696
Exercised	(428,025)	(228,271)
Fair value change	33,977	95,015
Written off	-	(33,305)
Currency realignment	(12,056)	-
At end of the year	33,305	2,625,440